UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (91.7%)(a)
	Shares	Value

Aerospace and defense (0.9%)

Engility Holdings, Inc.	34,200	$881,676

Vectrus, Inc.(NON)	24,300	535,572

		1,417,248
Air freight and logistics (0.6%)

Atlas Air Worldwide Holdings, Inc.(NON)(S)	20,100	694,656

Park-Ohio Holdings Corp.	6,985	201,587

		896,243
Auto components (1.4%)

Goodyear Tire & Rubber Co. (The)	40,200	1,179,066

Stoneridge, Inc.(NON)	73,054	901,486

		2,080,552
Banks (16.1%)

Ameris Bancorp	37,391	1,074,991

Banc of California, Inc.	68,606	841,796

Berkshire Hills Bancorp, Inc.	33,900	933,606

BNC Bancorp	46,900	1,042,587

Chemical Financial Corp.	40,293	1,303,479

Eagle Bancorp, Inc.(NON)	14,440	657,020

First Connecticut Bancorp, Inc.	26,600	428,792

First Merchants Corp.	35,800	938,676

First NBC Bank Holding Co.(NON)(S)	1,954	68,468

Franklin Financial Network, Inc.(NON)(S)	40,321	901,174

Fulton Financial Corp.	102,400	1,239,040

Great Western Bancorp, Inc.	42,500	1,078,225

Hanmi Financial Corp.	42,700	1,076,040

Lakeland Financial Corp.	22,200	1,002,330

Old National Bancorp(S)	91,500	1,274,595

Pacific Premier Bancorp, Inc.(NON)	54,600	1,109,472

Popular, Inc. (Puerto Rico)(NON)	22,920	692,872

ServisFirst Bancshares, Inc.	22,434	931,684

Simmons First National Corp. Class A	19,640	941,345

Southside Bancshares, Inc.(S)	29,400	809,970

Sterling Bancorp	75,100	1,116,737

Tristate Capital Holdings, Inc.(NON)	80,213	1,000,256

WesBanco, Inc.	29,400	924,630

Western Alliance Bancorp(NON)	20,700	635,697

Wintrust Financial Corp.	26,700	1,426,581

Yadkin Financial Corp.	43,000	924,070

		24,374,133
Beverages (0.5%)

Cott Corp. (Canada)	72,769	788,088

		788,088
Biotechnology (1.4%)

Eagle Pharmaceuticals, Inc.(NON)(S)	8,100	599,643

Emergent BioSolutions, Inc.(NON)	34,903	994,386

PDL BioPharma, Inc.(S)	100,500	505,515

		2,099,544
Building products (1.9%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	14,255	433,352

Continental Building Products, Inc.(NON)	48,642	999,107

NCI Building Systems, Inc.(NON)	47,972	507,064

PGT, Inc.(NON)	79,941	981,675

		2,921,198
Capital markets (1.0%)

Cowen Group, Inc. Class A(NON)(S)	130,615	595,604

OM Asset Management PLC (United Kingdom)	59,305	914,483

		1,510,087
Chemicals (2.7%)

American Vanguard Corp.	55,800	645,048

Cabot Corp.	17,100	539,676

Chemours Co. (The)	35,500	229,685

Ferro Corp.(NON)	71,500	782,925

Minerals Technologies, Inc.	16,895	813,663

Olin Corp.(S)	27,900	468,999

Orion Engineered Carbons SA (Luxembourg)	42,700	617,015

		4,097,011
Commercial services and supplies (2.5%)

ARC Document Solutions, Inc.(NON)	94,700	563,465

Deluxe Corp.	18,000	1,003,320

Ennis, Inc.	37,306	647,632

Knoll, Inc.	41,500	912,170

Pitney Bowes, Inc.	34,700	688,795

		3,815,382
Communications equipment (0.2%)

Novatel Wireless, Inc.(NON)(S)	145,037	320,532

		320,532
Construction and engineering (0.8%)

EMCOR Group, Inc.	17,100	756,675

Orion Marine Group, Inc.(NON)	69,200	413,816

		1,170,491
Consumer finance (1.3%)

Encore Capital Group, Inc.(NON)(S)	25,900	958,300

PRA Group, Inc.(NON)(S)	18,200	963,144

		1,921,444
Diversified consumer services (0.6%)

Carriage Services, Inc.(S)	45,900	990,981

		990,981
Diversified telecommunication services (0.4%)

Iridium Communications, Inc.(NON)(S)	102,100	627,915

		627,915
Electric utilities (3.0%)

ALLETE, Inc.(S)	18,400	929,016

IDACORP, Inc.	28,500	1,844,235

PNM Resources, Inc.	33,100	928,455

Portland General Electric Co.	23,600	872,492

		4,574,198
Electrical equipment (0.4%)

General Cable Corp.	46,200	549,780

		549,780
Electronic equipment, instruments, and components (2.9%)

Neonode, Inc.(NON)(S)	167,100	407,724

Newport Corp.(NON)	55,900	768,625

Plexus Corp.(NON)	21,700	837,186

SuperCom, Ltd. (Israel)(NON)	82,189	657,512

SYNNEX Corp.(S)	9,300	791,058

TTM Technologies, Inc.(NON)	141,900	884,037

		4,346,142
Energy equipment and services (1.9%)

Core Laboratories NV(S)	7,300	728,540

Independence Contract Drilling, Inc.(NON)(S)	48,656	242,307

Key Energy Services, Inc.(NON)(S)	203,244	95,525

Matrix Service Co.(NON)	48,400	1,087,548

Patterson-UTI Energy, Inc.	42,400	557,136

Tidewater, Inc.(S)	12,536	164,723

		2,875,779
Food and staples retail (0.7%)

SpartanNash Co.	41,940	1,084,149

		1,084,149
Food products (0.6%)

B&G Foods, Inc.(S)	24,700	900,315

		900,315
Gas utilities (0.6%)

Southwest Gas Corp.(S)	16,731	975,752

		975,752
Health-care equipment and supplies (0.9%)

Alere, Inc.(NON)	16,500	794,475

Lantheus Holdings, Inc.(NON)	134,110	576,673

		1,371,148
Health-care providers and services (1.1%)

Air Methods Corp.(NON)	23,500	801,115

Ensign Group, Inc. (The)	18,964	808,435

		1,609,550
Hotels, restaurants, and leisure (0.6%)

ClubCorp Holdings, Inc.	44,800	961,408

		961,408
Household durables (1.6%)

Century Communities, Inc.(NON)	46,600	925,010

Installed Building Products, Inc.(NON)	19,749	499,255

WCI Communities, Inc.(NON)	42,215	955,325

		2,379,590
Independent power and renewable electricity producers (0.5%)

Dynegy, Inc.(NON)	35,400	731,718

		731,718
Insurance (8.5%)

Allied World Assurance Co. Holdings AG	30,700	1,171,819

American Financial Group, Inc.	17,543	1,208,888

AMERISAFE, Inc.	18,800	934,924

Endurance Specialty Holdings, Ltd.	14,500	884,935

Hanover Insurance Group, Inc. (The)	16,800	1,305,360

Maiden Holdings, Ltd. (Bermuda)(S)	80,900	1,122,892

National General Holdings Corp.	45,100	869,979

PartnerRe, Ltd.	8,600	1,194,368

Patriot National, Inc.(NON)	57,226	905,888

Reinsurance Group of America, Inc.	15,573	1,410,758

StanCorp Financial Group, Inc.	5,500	628,100

Validus Holdings, Ltd.	25,714	1,158,930

		12,796,841
Internet software and services (2.4%)

Everyday Health, Inc.(NON)	76,100	695,554

j2 Global, Inc.	13,500	956,475

Monster Worldwide, Inc.(NON)(S)	153,229	983,730

Web.com Group, Inc.(NON)	45,200	952,816

		3,588,575
IT Services (1.8%)

Convergys Corp.	47,500	1,097,725

Everi Holdings, Inc.(NON)	140,000	718,200

Perficient, Inc.(NON)	57,000	879,510

		2,695,435
Leisure products (0.7%)

Smith & Wesson Holding Corp.(NON)	58,500	986,895

		986,895
Machinery (0.7%)

Briggs & Stratton Corp.	55,500	1,071,705

		1,071,705
Media (1.3%)

Live Nation Entertainment, Inc.(NON)	26,500	637,060

MDC Partners, Inc. Class A	45,350	835,801

MSG Networks, Inc.(NON)	6,500	468,910

		1,941,771
Metals and mining (0.6%)

Globe Specialty Metals, Inc.	58,040	704,025

Horsehead Holding Corp.(NON)(S)	66,200	201,248

		905,273
Multi-utilities (1.1%)

Avista Corp.	48,731	1,620,306

		1,620,306
Oil, gas, and consumable fuels (4.6%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	69,417	467,871

Bill Barrett Corp.(NON)(S)	31,600	104,280

Callon Petroleum Co.(NON)	76,369	556,730

Energen Corp.	13,893	692,705

EP Energy Corp. Class A(NON)(S)	50,300	259,045

Gulfport Energy Corp.(NON)	19,300	572,824

Memorial Resource Development Corp.(NON)	45,500	799,890

PBF Energy, Inc. Class A(S)	33,900	956,997

Ring Energy, Inc.(NON)(S)	54,508	537,994

Scorpio Tankers, Inc.	127,506	1,169,230

SM Energy Co.	12,901	413,348

Stone Energy Corp.(NON)	63,900	316,944

Whiting Petroleum Corp.(NON)	7,739	118,175

		6,966,033
Pharmaceuticals (0.1%)

POZEN, Inc.(NON)(S)	32,100	187,304

		187,304
Professional services (1.7%)

Heidrick & Struggles International, Inc.	42,600	828,570

Kforce, Inc.	32,500	854,100

On Assignment, Inc.(NON)	25,200	929,880

		2,612,550
Real estate investment trusts (REITs) (8.0%)

AG Mortgage Investment Trust, Inc.	45,200	687,944

American Assets Trust, Inc.	20,720	846,619

CBL & Associates Properties, Inc.	43,100	592,625

Cherry Hill Mortgage Investment Corp.	44,855	683,142

Colony Capital, Inc. Class A	39,700	776,532

Education Realty Trust, Inc.	18,101	596,428

EPR Properties	14,100	727,137

Healthcare Trust of America, Inc. Class A	17,700	433,827

iStar, Inc.(NON)(S)	88,100	1,108,298

MFA Financial, Inc.	103,081	701,982

One Liberty Properties, Inc.	24,788	528,728

Piedmont Office Realty Trust, Inc. Class A	29,200	522,388

RAIT Financial Trust(S)	136,000	674,560

Rayonier, Inc.(S)	45,500	1,004,185

Summit Hotel Properties, Inc.(S)	103,710	1,210,296

Two Harbors Investment Corp.	84,500	745,290

ZAIS Financial Corp.	23,400	313,560

		12,153,541
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	20,825	749,284

		749,284
Road and rail (0.5%)

Ryder System, Inc.	9,400	695,976

		695,976
Semiconductors and semiconductor equipment (2.8%)

Advanced Energy Industries, Inc.(NON)	37,300	980,990

Cypress Semiconductor Corp.(NON)	72,316	616,132

FormFactor, Inc.(NON)	114,000	772,920

Mattson Technology, Inc.(NON)	191,849	447,008

Tower Semiconductor, Ltd. (Israel)(NON)(S)	62,300	801,801

Xcerra Corp.(NON)	107,700	676,356

		4,295,207
Software (1.0%)

AVG Technologies NV (Netherlands)(NON)	46,633	1,014,268

Glu Mobile, Inc.(NON)(S)	110,400	482,448

		1,496,716
Specialty retail (1.0%)

Ascena Retail Group, Inc.(NON)	41,100	571,701

Express, Inc.(NON)	49,400	882,778

		1,454,479
Technology hardware, storage, and peripherals (1.4%)

BancTec, Inc. 144A CVR(F)	152,299	—

Logitech International SA (Switzerland)(S)	56,500	740,715

QLogic Corp.(NON)	95,400	977,850

Quantum Corp.(NON)(S)	541,200	377,379

		2,095,944
Textiles, apparel, and luxury goods (0.6%)

Steven Madden, Ltd.(NON)	23,800	871,556

		871,556
Thrifts and mortgage finance (4.2%)

BofI Holding, Inc.(NON)	2,900	373,607

Meta Financial Group, Inc.	24,594	1,027,291

NMI Holdings, Inc. Class A(NON)	84,300	640,680

Provident Financial Services, Inc.	66,900	1,304,550

Walker & Dunlop, Inc.(NON)	26,821	699,492

Washington Federal, Inc.	46,200	1,051,050

WSFS Financial Corp.	45,200	1,302,212

		6,398,882
Trading companies and distributors (1.1%)

Rush Enterprises, Inc. Class A(NON)	32,600	788,920

Stock Building Supply Holdings, Inc.(NON)	46,187	813,352

		1,602,272

Total common stocks (cost $128,690,960)		$138,576,923

INVESTMENT COMPANIES (3.6%)(a)
	Shares	Value

American Capital, Ltd.(NON)	72,600	$882,816

Hercules Technology Growth Capital, Inc.(S)	95,079	961,249

Solar Capital, Ltd.	60,493	956,999

TCP Capital Corp.(S)	71,181	965,214

TPG Specialty Lending, Inc.(S)	56,281	924,697

TriplePoint Venture Growth BDC Corp.(S)	78,853	799,569

Total investment companies (cost $6,658,334)		$5,490,544

SHORT-TERM INVESTMENTS (19.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	22,049,229	$22,049,229

Putnam Short Term Investment Fund 0.13%(AFF)	7,467,065	7,467,065

Total short-term investments (cost $29,516,294)		$29,516,294

TOTAL INVESTMENTS

Total investments (cost $164,865,588)(b)		$173,583,761

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $151,105,672.
(b)	The aggregate identified cost on a tax basis is $165,592,143, resulting in gross unrealized appreciation and depreciation of $24,079,084 and $16,087,466, respectively, or net unrealized appreciation of $7,991,618.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$11,989,552	$32,413,381	$36,935,868	$7,574	$7,467,065
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $22,049,229, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $21,424,928.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$11,667,232	$—	$—
Consumer staples	2,772,552	—	—
Energy	9,841,812	—	—
Financials	59,904,212	—	—
Health care	5,267,546	—	—
Industrials	16,752,845	—	—
Information technology	18,838,551	—	—**
Materials	5,002,284	—	—
Telecommunication services	627,915	—	—
Utilities	7,901,974	—	—
Total common stocks	138,576,923	—	—
Investment companies	5,490,544	—	—
Short-term investments	7,467,065	22,049,229	—

Totals by level	$151,534,532	$22,049,229	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015